Note 6 - Employee Benefit Plans (Details) - Fair Value of Plan Assets - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Fair Value of Plan Assets [Abstract]
Pooled separate accounts	$ 18,029,051	$ 19,168,950
Company common stock - 31,000 shares	$ 587,450	$ 664,950